Shareholder's Equity- Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) Vote	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 20, 2012 Elan [Member] USD ($)	Jun. 30, 2013 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 2012 Long Term Incentive Plan [Member]
Schedule Of Shareholders Equity [Line Items]
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, Issued	17,679,182	17,679,000	17,679,000
Ordinary shares, Outstanding	17,679,182	17,679,000	17,679,000
Votes per share	1
Authorized shares for issuance								2,650,000	2,650,000
Number of stock options granted to employees								1,835,500	0
Number of shares available for grant								814,500
Share issued to Elan due to separation							14,496,929
Shares issued to Elan for cash consideration, shares							3,182,253
Shares issued to Elan for cash consideration, value	$ 26,000						$ 26,000
Euro deferred shares, authorized shares	10,000	10,000	10,000
Euro deferred shares, nominal value			€ 22	€ 22
Euro deferred shares, issued shares	1,750
Euro deferred shares, outstanding Shares	0	0	0